Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net) (Tables)	12 Months Ended
Dec. 31, 2020
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)

	2018	2019	2020

Gains:
On disposal of tangible assets	7	16	6

	7	16	6